LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Cash Flow and Other Information Related to Leases
Supplemental cash flow information related to the Company’s operating leases was as follows:

Year ended December 31, 2023
(in thousands)	(Successor)
Cash paid for amounts included in the measurement of operating lease liabilities:	$3,309
Right-of-use assets obtained in exchange for new operating lease liabilities:	$446

Year ended December 31, 2023
(Successor)
Weighted-average remaining lease term	6.92
Weighted-average discount rate	5.9%

Operating Lease Maturity
Reconciliation of the undiscounted future minimal lease payments under non-cancelable operating leases to the total operating lease liability recognized on the consolidated balance sheet as of December 31, 2023 (Successor Period) was as follows:

(in thousands)	Amount
2024	$3,258
2025	3,504
2026	2,899
2027	2,452
2028	2,504
Thereafter	6,721
Total future minimum lease payments	$21,338
Less: Imputed Interest	3,407
Total reported lease liability	$17,931